Fair Value Measurement (Details)	12 Months Ended
Dec. 31, 2022
Fair Value Measurement (Details) [Line Items]
Expected dividend yield, percentage	0.00%
Bottom of range [member]
Fair Value Measurement (Details) [Line Items]
Risk-free interest rate, percentage	5.04%
Expected volatility, percentage	56.50%
Expected term of warrant	1 year 6 months 14 days
Top of range [member]
Fair Value Measurement (Details) [Line Items]
Risk-free interest rate, percentage	5.26%
Expected term of warrant	2 years 6 months 14 days
Top of range [member]
Fair Value Measurement (Details) [Line Items]
Expected volatility, percentage	57.80%
Fair Value Measurement Level 2 [Member]
Fair Value Measurement (Details) [Line Items]
Expected dividend yield, percentage	0.00%
Fair Value Measurement Level 2 [Member] | Bottom of range [member]
Fair Value Measurement (Details) [Line Items]
Risk-free interest rate, percentage	0.19%
Expected volatility, percentage	55.30%
Expected term of warrant	2 years 6 months 14 days
Fair Value Measurement Level 2 [Member] | Top of range [member]
Fair Value Measurement (Details) [Line Items]
Risk-free interest rate, percentage	0.73%
Expected volatility, percentage	57.80%
Expected term of warrant	54 years